Portfolio of Investments (unaudited)
As of December 31, 2025
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—3.2%
Biotechnology—2.2%
Abcuro, Inc. Series B	601,124	$ 3,299,990
Abcuro, Inc. Series C1	133,045	803,419
Atalanta Therapeutics, Inc. Series B	1,944,444	1,750,000
Glycomine, Inc. Series C, 8.00%	6,872,036	4,123,222
Seismic Therapeutics, Inc. Series B	730,764	3,299,984
Third Arc Bio, Inc. Series A, 8.00%	2,091,056	4,400,000
		17,676,615
Health Care Equipment & Supplies—0.0%
IO Light Holdinigs, Inc. Series A2	189,858	19
Pharmaceuticals—1.0%
Crystalys Therapeutics, Inc. Series A	2,508,159	2,512,799
Endeavor Group Holdings, Inc. Series B, 8.00%	742,138	3,499,997
Endeavor Group Holdings, Inc. Series C, 8.00%	137,039	894,125
Engrail Therapeutics, Inc., 8.00%	1,652,502	985,056
		7,891,977
Total Convertible Preferred Stocks		25,568,611
Non-Convertible Notes—18.8%
Biotechnology—3.3%
AbbVie, Inc., 3.20%, 05/14/26	$ 3,245,000	3,237,740
AbbVie, Inc., 4.25%, 11/14/28	5,303,000	5,361,760
AbbVie, Inc., 4.45%, 05/14/46	3,080,000	2,677,085
Amgen, Inc., 3.20%, 11/02/27	2,200,000	2,172,146
Amgen, Inc., 2.00%, 01/15/32	2,795,000	2,435,067
Gilead Sciences, Inc., 2.95%, 03/01/27	10,000,000	9,901,775
		25,785,573
Health Care Equipment & Supplies—3.0%
Abbott Laboratories, 4.75%, 11/30/36	10,498,000	10,562,479
Becton Dickinson & Co., 3.70%, 06/06/27	2,413,000	2,402,916
DH Europe Finance II SARL, 3.25%, 11/15/39	1,760,000	1,441,586
Stryker Corp., 3.65%, 03/07/28	3,500,000	3,480,139
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/35	6,000,000	5,577,708
		23,464,828
Health Care Providers & Services—7.4%
Cigna Group, 4.38%, 10/15/28	1,504,000	1,517,672
Cigna Group, 2.38%, 03/15/31	5,800,000	5,249,473
Cigna Group, 6.13%, 11/15/41	8,250,000	8,722,777
CVS Health Corp., 4.30%, 03/25/28	789,000	791,613
CVS Health Corp., 1.88%, 02/28/31	4,400,000	3,860,541
CVS Health Corp., 4.78%, 03/25/38	2,100,000	1,982,214
CVS Health Corp., 5.05%, 03/25/48	3,700,000	3,261,734
Elevance Health, Inc., 4.10%, 03/01/28	2,975,000	2,977,802
Elevance Health, Inc., 2.55%, 03/15/31	5,800,000	5,295,387
Elevance Health, Inc., 4.65%, 08/15/44	2,325,000	2,049,131
UnitedHealth Group, Inc., 3.85%, 06/15/28	1,460,000	1,458,454
UnitedHealth Group, Inc., 3.88%, 12/15/28	4,970,000	4,966,166
UnitedHealth Group, Inc., 4.20%, 05/15/32	10,940,000	10,800,799
UnitedHealth Group, Inc., 4.50%, 04/15/33	5,800,000	5,766,772
		58,700,535
	Shares or Principal Amount	Value

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43	$ 6,500,000	$ 6,538,292
Pharmaceuticals—4.3%
AstraZeneca PLC, 6.45%, 09/15/37(d)	4,750,000	5,414,036
Bristol-Myers Squibb Co., 3.40%, 07/26/29	2,100,000	2,060,292
IQVIA, Inc., 5.00%, 05/15/27(e)	1,290,000	1,289,647
Johnson & Johnson, 2.90%, 01/15/28	2,200,000	2,170,642
Johnson & Johnson, 3.70%, 03/01/46	10,130,000	8,208,838
Merck & Co., Inc., 3.40%, 03/07/29	4,000,000	3,936,264
Pfizer, Inc., 3.45%, 03/15/29	8,100,000	8,004,931
Pfizer, Inc., 4.00%, 12/15/36	3,200,000	3,001,339
		34,085,989
Total Non-Convertible Notes		148,575,217
Common Stocks—105.0%
Biotechnology—22.2%
AbbVie, Inc.	249,937	57,108,105
Abivax SA, ADR(b)	51,730	6,976,049
Amgen, Inc.	15,909	5,207,175
Arcus Biosciences, Inc.(b)	126,168	3,006,584
ARS Pharmaceuticals, Inc.(b)	1,417,732	16,516,578
BioCryst Pharmaceuticals, Inc.(b)	333,618	2,602,220
CareDx, Inc.(b)	211,434	3,983,417
Cytokinetics, Inc.(b)	65,097	4,136,263
Disc Medicine, Inc.(b)	66,869	5,310,067
Myriad Genetics, Inc.(b)	885,801	5,447,676
Praxis Precision Medicines, Inc.(b)	37,107	10,936,917
Regeneron Pharmaceuticals, Inc.	15,260	11,778,736
Sarepta Therapeutics, Inc.(b)	893,720	19,232,855
Sera Prognostics, Inc., Class A(b)	1,133,977	3,345,232
uniQure NV(b)	479,905	11,484,127
Vericel Corp.(b)	239,509	8,624,719
		175,696,720
Financial Services—0.3%
Perceptive Capital Solutions Corp.(b)	212,600	2,770,178
Health Care Equipment & Supplies—27.4%
Abbott Laboratories	397,060	49,747,646
Becton Dickinson & Co.	107,878	20,935,884
Boston Scientific Corp.(b)	208,049	19,837,472
Dexcom, Inc.(b)	114,502	7,599,498
Inspire Medical Systems, Inc.(b)	193,095	17,809,152
InspireMD, Inc.(b)	1,059,385	1,885,705
Insulet Corp.(b)	51,455	14,625,569
Intuitive Surgical, Inc.(b)	56,256	31,861,148
Lucid Diagnostics, Inc.(b)	3,457,894	3,769,104
Medtronic PLC	351,290	33,744,917
Stryker Corp.	27,501	9,665,777
Tandem Diabetes Care, Inc.(b)	258,774	5,687,853
		217,169,725
Health Care Providers & Services—16.2%
Acadia Healthcare Co., Inc.(b)	418,627	5,940,317
Biodesix, Inc.(b)	262,425	1,784,490
Community Health Systems, Inc.(b)	1,133,006	3,534,979
CVS Health Corp.	238,103	18,895,854
Elevance Health, Inc.	55,650	19,508,108
HCA Healthcare, Inc.	10,685	4,988,399

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2025
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Humana, Inc.	85,345	$ 21,859,415
McKesson Corp.	6,735	5,524,653
Molina Healthcare, Inc.(b)	71,056	12,331,058
NeoGenomics, Inc.(b)	1,017,151	11,961,696
Tenet Healthcare Corp.(b)	25,976	5,161,951
UnitedHealth Group, Inc.	49,473	16,331,532
		127,822,452
Health Care REITs—8.3%
Diversified Healthcare Trust, REIT	293,879	1,425,313
Global Medical REIT, Inc.	6,333	213,675
Healthcare Realty Trust, Inc., REIT	77,778	1,318,337
Healthpeak Properties, Inc., REIT	620,394	9,975,936
LTC Properties, Inc., REIT	166,842	5,736,028
Medical Properties Trust, Inc., REIT	266,557	1,332,785
National Health Investors, Inc., REIT	5,596	427,367
Omega Healthcare Investors, Inc., REIT	297,889	13,208,398
Sabra Health Care REIT, Inc.	626,862	11,872,766
Ventas, Inc., REIT	121,336	9,388,980
Welltower, Inc., REIT	57,915	10,749,603
		65,649,188
Life Sciences Tools & Services—11.0%
Charles River Laboratories International, Inc.(b)	32,984	6,579,648
Danaher Corp.	150,922	34,549,064
ICON PLC(b)	21,709	3,955,814
IQVIA Holdings, Inc.(b)	19,723	4,445,762
Repligen Corp.(b)	54,330	8,902,514
Thermo Fisher Scientific, Inc.	49,225	28,523,426
		86,956,228
Pharmaceuticals—19.6%
Bristol-Myers Squibb Co.	497,178	26,817,781
	Shares or Principal Amount	Value

Eli Lilly & Co.	42,727	$ 45,917,852
Fusion Pharmaceuticals, Inc. CVR(a),(b)	7,160	9,881
Merck & Co., Inc.	459,113	48,326,235
Oculis Holding AG(b),(d)	569,796	11,378,826
Zoetis, Inc.	177,071	22,279,073
		154,729,648
Total Common Stocks		830,794,139
Short-Term Investment—2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(f)	16,708,300	16,708,300
Total Short-Term Investment		16,708,300
Total Investments (Cost $876,472,372)—129.6%		1,025,146,266
Long Term Debt Securities—(28.4%)		(225,000,000)
Liabilities in Excess of Other Assets—(1.2%)		(9,163,736)
Net Assets—100.0%		$790,982,530

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Foreign security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of December 31, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and
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Notes to Portfolio of Investments  (concluded)
December 31, 2025 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
4